                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Berkshire Hathaway Inc.
Address:   1440 Kiewit Plaza
           Omaha, NE 68131

Form 13F File Number: 28-4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marc D. Hamburg
Title:   Vice President
Phone:   402-346-1400

Signature, Place, and Date of Signing:


/s/ Marc D. Hamburg                           Omaha, NE        February 13, 2007
-------------------------------------   --------------------   -----------------
[Signature]                                 [City, State]            [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name

28-5194                General Re - New England Asset Management, Inc.

                                    Form 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 20

Form 13F Information Table Entry Total:            89

Form 13F Information Table Value Total:   $52,781,748
                                           (thousands)

Confidential information has been omitted from the form 13F and filed separately with the commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.   FORM 13F FILE NUMBER   NAME

 1.   28-5678                Berkshire Hathaway Life Insurance Co. of Nebraska
 2.   28-                    BH Columbia Inc.
 3.   28-5676                BHG Life Insurance Co.
 4.   28-719                 Blue Chip Stamps
 5.   28-554                 Buffett, Warren E.
 6.   28-1517                Columbia Insurance Co.
 7.   28-2226                Cornhusker Casualty Co.
 8.   28-                    Cypress Insurance Company
 9.   28-                    Fechheimer Brothers Company
10.   28-852                 GEICO Corp.
11.   28-101                 Government Employees Ins. Corp.
12.   28-1066                National Fire & Marine
13.   28-718                 National Indemnity Co.
14.   28-5006                National Liability & Fire Ins. Co.
15.   28-                    Nebraska Furniture Mart
16.   28-717                 OBH Inc.
17.   28-2740                Plaza Investment Managers
18.   28-1357                Wesco Financial Corp.
19.   28-3091                Wesco Financial Ins. Co.
20.   28-3105                Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                December 31, 2006

   COLUMN 1    COLUMN 2   COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6          COLUMN 7               COLUMN 8
-------------- -------- ----------- ----------- -------------------- ---------- --------------------- -----------------------
               TITLE OF                VALUE      SHRS OR   SH/ PUT/ INVESTMENT         OTHER             VOTING AUTHORITY
NAME OF ISSUER   CLASS     CUSIP      (X$1000)    PRN AMT   PRN CALL DISCRETION        MANAGERS           SOLE    SHARED NONE
-------------- -------- ----------- ----------- ----------- --- ---- ---------- --------------------- ----------- ------ ----
American
Express Co.      Com    025816 10 9   1,045,065  17,225,400               X     5, 2, 6, 16            17,225,400
                                        485,034   7,994,634               X     5, 12, 16               7,994,634
                                      7,295,924 120,255,879               X     5, 13, 16             120,255,879
                                        117,888   1,943,100               X     5, 4, 16, 18, 19, 20    1,943,100
                                         84,921   1,399,713               X     5, 15, 16               1,399,713
                                         50,953     839,832               X     5, 9, 16                  839,832
                                        118,436   1,952,142               X     5, 16                   1,952,142
American
Standard
Companies        Com    029712 10 6     507,225  11,062,700               X     5, 10, 11, 13, 16, 17  11,062,700
Ameriprise
Financial,
Inc.             Com    03076C 10 6     187,757   3,445,080               X     5, 2, 6, 16             3,445,080
                                         87,141   1,598,926               X     5, 12, 16               1,598,926
                                        108,982   1,999,675               X     5, 13, 16               1,999,675
                                         21,180     388,620               X     5, 4, 16, 18, 19, 20      388,620
                                         15,257     279,942               X     5, 15, 16                 279,942
                                          9,154     167,966               X     5, 9, 16                  167,966
                                         21,278     390,428               X     5, 16                     390,428
Anheuser Busch
Cos. Inc.        Com    035229 10 3   1,791,736  36,417,400               X     5, 13, 16              36,417,400
Block H & R      Com    093671 10 5      94,773   4,113,400               X     5, 13, 16               4,113,400
Coca Cola        Com    191216 10 0      19,300     400,000               X     5, 16                     400,000
                                         85,692   1,776,000               X     5, 14, 16               1,776,000
                                        347,670   7,205,600               X     5, 4, 16, 18, 19, 20    7,205,600
                                      1,936,832  40,141,600               X     5, 2, 6, 16            40,141,600
                                      6,752,375 139,945,600               X     5, 13, 16             139,945,600
                                        440,966   9,139,200               X     5, 12, 16               9,139,200
                                         23,160     480,000               X     5, 15, 16                 480,000
                                         44,004     912,000               X     5, 8, 16                  912,000
Comcast Corp   CLA SPL  20030N 20 0     335,040   8,000,000               X     5, 10, 11, 13, 16, 17   8,000,000
Comdisco
Holding Co.      Com    200334 10 0      11,448   1,206,369               X     5, 13, 16               1,206,369
                                          2,847     300,028               X     5, 2, 6, 16               300,028
                                            162      17,049               X     5, 12, 16                  17,049
ConocoPhillips   Com    20825C 10 4   1,290,646  17,938,100               X     5, 13, 16              17,938,100
Costco
Wholesale
Corp.            Com    22160K 10 5     277,779   5,254,000               X     5, 13, 16               5,254,000
First Data
Corporation      Com    319963 10 4     255,200  10,000,000               X     5, 10, 11, 13, 16, 17  10,000,000
Gannett Inc.     Com    364730 10 1     208,442   3,447,600               X     5, 13, 16               3,447,600
General
Electric Co.     Com    369604 10 3     289,416   7,777,900               X     5                       7,777,900
                                    -----------
                                     24,363,683
                                    -----------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                December 31, 2006

Home Depot
Inc.             Com    437076 10 2     167,909   4,181,000               X     5, 10, 11, 13, 16, 17   4,181,000
Ingersoll-Rd
Company LTD.     CLA    G47766 10 1      24,887     636,600               X     5                         636,000
Iron Mountain
Inc.             Com    462846 10 6     249,359   6,031,900               X     5, 10, 11, 13, 16, 17   6,031,900
Johnson &
Johnson          Com    478160 10 4     285,371   4,322,500               X     5                       4,322,500
                                      1,337,981  20,266,300               X     5, 2, 6, 16            20,266,300
Lowes
Companies Inc.   Com    548661 10 7     218,050   7,000,000               X     5, 10, 11, 13, 16, 17   7,000,000
M & T Bank
Corporation      Com    55261F 10 4     732,601   5,997,060               X     5, 13, 16               5,997,060
                                         66,699     546,000               X     5, 10, 11, 13, 16, 17     546,000
                                         20,242     165,700               X     5, 12, 16                 165,700
Moody's          Com    615369 10 5   2,229,298  32,280,600               X     5, 13, 16              32,280,600
                                      1,085,582  15,719,400               X     5, 10, 11, 13, 16, 17  15,719,400
Nike Inc.        Com    654106 10 3     396,120   4,000,000               X     5, 10, 11, 13, 16, 17   4,000,000
Petrochina Co
LTD              ADR    71646E 10 0      10,263      72,900               X     5, 13, 16                  72,900
                                         82,511     586,100               X     5, 10, 11, 13, 16, 17     586,100
Pier 1 Imports
Inc.             Com    720279 10 8       8,826   1,483,400               X     5, 10, 11, 13, 16, 17   1,483,400
Proctor &
Gamble Co.       Com    742718 10 9   3,759,795  58,500,000               X     5, 13, 16              58,500,000
                                      1,303,396  20,280,000               X     5, 2, 6, 16            20,280,000
                                        401,045   6,240,000               X     5, 12, 16               6,240,000
                                        459,820   7,154,500               X     5, 4, 16, 18, 19, 20    7,154,500
                                         50,131     780,000               X     5, 14, 16                 780,000
                                        100,261   1,560,000               X     5, 8, 16                1,560,000
                                        352,553   5,485,500               X     5, 10, 11, 13, 16, 17   5,485,500
Sanofi
Adventis         ADR    80105N 10 5      22,554     488,500               X     5, 10, 11, 13, 16, 17     488,500
Servicemaster
Company          Com    81760N 10 9      52,414   3,998,000               X     5, 10, 11, 13, 16, 17   3,998,000
Sun Trusts
Banks Inc.       Com    867914 10 3     198,001   2,344,600               X     5, 13, 16               2,344,600
                                         72,627     860,000               X     5, 2, 6, 16               860,000
Torchmark
Corp.            Com    891027 10 4       4,945      77,551               X     1, 5, 13, 16               77,551
                                         28,675     449,728               X     5, 2, 6, 16               449,728
                                        105,644   1,656,900               X     5, 13, 16               1,656,900
                                         40,787     639,700               X     5, 12, 16                 639,700
Tyco
International
LTD              Com    902124 10 6     304,000  10,000,000               X     5, 10, 11, 13, 16, 17  10,000,000
US Bancorp       Com    902973 30 4     843,491  23,307,300               X     5, 2, 6, 16            23,307,300
USG
Corporation      Com    903293 40 5     935,556  17,072,192               X     5, 13, 16              17,072,192
United Parcel
Service Inc.     Com    911312 10 6     107,161   1,429,200               X     5                       1,429,200
United Health
Group Inc.       Com    91324P 10 2      47,615   1,021,400               X     5, 10, 11, 13, 16, 17   1,021,400
Wal-Mart
Stores, Inc.     Com    931142 10 3     877,341  18,998,300               X     5, 13, 16              18,998,300
                                         43,686     946,000               X     5, 10, 11, 16, 17         946,000
                                    -----------
                                     17,027,197
                                    -----------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                December 31, 2006

Washington
Post Co.         Cl B   939640 10 8     666,793     894,304               X     5, 13, 16                                894,304
                                        110,581     148,311               X     5, 1, 3, 7, 13, 16                       148,311
                                        483,272     648,165               X     5, 12, 16                                648,165
                                         27,576      36,985               X     5, 14, 16                                 36,985
Wells Fargo &
Co. Del          Com    949746 10 1   1,416,953  39,846,820               X     5, 2, 6, 16            39,846,820
                                         72,656   2,043,200               X     5, 4, 16, 18, 19, 20    2,043,200
                                      1,167,262  32,825,140               X     5, 12, 16              32,825,140
                                         99,141   2,788,000               X     5, 14, 16               2,788,000
                                        182,067   5,120,000               X     5, 16                   5,120,000
                                      2,731,318  76,808,720               X     5, 13, 16              76,808,720
                                         43,018   1,209,720               X     5, 15, 16               1,209,720
                                         60,452   1,700,000               X     5, 9, 16                1,700,000
                                         10,668     300,000               X     5, 8, 16                  300,000
                                        711,200  20,000,000               X     5, 10, 11, 13, 16, 17  20,000,000
                                        475,811  13,380,500               X     5, 1, 3, 7, 13, 16     13,380,500
                                        284,480   8,000,000               X     5                       8,000,000
Wesco Finl
Corp.            Com    950817 10 6   2,623,420   5,703,087               X     5, 4, 16                5,703,087
Western Union    Com    959802 10 9     224,200  10,000,000               X     5, 10, 11, 13, 16, 17  10,000,000
                                    -----------
                                     11,390,868
                                    -----------
                        GRAND TOTAL $52,781,748
                                    ===========